Uncategorized Items
[dei_TradingSymbol]	GPSIX
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_BarChartAndPerformanceTableHeading]		PERFORMANCE SUMMARY
[rr_DistributionAndService12b1FeesOverAssets]			0
[rr_ExpenseExampleHeading]		Example
[rr_ExpenseExampleNarrativeTextBlock]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[rr_ExpenseExampleWithRedemptionTableTextBlock]
[rr_ExpenseExampleYear01]					153
[rr_ExpenseExampleYear03]					531
[rr_ExpenseHeading]		FEES AND EXPENSES
[rr_ExpenseNarrativeTextBlock]		This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
[rr_ExpensesOverAssets]			0.0203
[rr_FeeWaiverOrReimbursementOverAssets]			(0.0053)	[footnoteumtgalapagos_S000047731GalapagosPartnersLPt]
[rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination]		2017-03-31
[rr_ManagementFeesOverAssets]			0.0125
[rr_MaximumDeferredSalesChargeOverOfferingPrice]			0
[rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice]			0
[rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther]			0
[rr_NetExpensesOverAssets]			0.015
[rr_ObjectiveHeading]		INVESTMENT OBJECTIVE
[rr_ObjectivePrimaryTextBlock]		The Galapagos Partners Select Equity Fund (the “Fund”) seeks capital appreciation.
[rr_OperatingExpensesCaption]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesNewFundBasedOnEstimates]		“Other Expenses” are based on estimated amounts for the current fiscal year.
[rr_OtherExpensesOverAssets]			0.0078	[footnoteumtgalapagos_S000047731OtherExpensesarebase]
[rr_PerformanceAvailabilityPhone]		1- 800-592-7722
[rr_PerformanceInformationIllustratesVariabilityOfReturns]		After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.
[rr_PerformanceNarrativeTextBlock]

The Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1- 800-592-7722 .

[rr_PerformanceOneYearOrLess]		The Fund is new and therefore does not have a full calendar year of performance to report.
[rr_PerformancePastDoesNotIndicateFuture]		How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
[rr_PortfolioTurnoverHeading]		Portfolio Turnover
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

[rr_RedemptionFee]					0.00
[rr_RiskHeading]		PRINCIPAL RISKS
[rr_RiskLoseMoney]		As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
[rr_RiskNarrativeTextBlock]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Stock Market Risk - The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Management Style Risk – The portfolio manager’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Large-Capitalization Company Risk - Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small- and Mid-Capitalization Company Risk – Investments in small-cap and mid-cap companies often involve higher risks than large-cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of small- and mid-cap companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuation. In addition, the securities of small- and mid-cap companies may trade less frequently and carry less volume than those of larger companies. Because small- and mid-cap companies normally have fewer shares outstanding than larger companies, it may be difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Foreign Securities Risk – Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. ADRs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

ETF Risk - Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than net asset value ("NAV") for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in index-based ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the index-based ETFs in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by index-based ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

New Fund and Manager Risk – The Fund is new and has no operating history. In addition, the Adviser has no experience managing an open-end mutual fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size.

[rr_RiskReturnHeading]		RISK/RETURN SUMMARY
[rr_ShareholderFeesCaption]		Shareholder Fees (fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]		PRINCIPAL INVESTMENT STRATEGIES
[rr_StrategyNarrativeTextBlock]

The Fund seeks to achieve its investment objective primarily by investing in equity securities of U.S. and foreign companies listed on U.S. stock exchanges. The Fund's investments may include common stock, preferred stock, investments in foreign equity securities through U.S. stock exchange listed American Depository Receipts ("ADRs") and exchange-traded funds ("ETFs"). Under normal circumstances, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. and foreign equity securities listed on U.S. stock exchanges.

In selecting investments for the Fund, the Adviser generally considers companies that the Adviser believes has the potential for capital appreciation and meets one or more of the following characteristics:

• companies that have insiders buying;

• companies that are spin-offs of operating divisions or subsidiaries of large companies;

• companies that have a shrinking float (i.e., a reduction in the number of publicly traded shares available for trading);

• companies that are deemed by the Adviser to be trading at an attractive valuation;

• companies that are deemed by the Adviser to have above average earnings or growth potential; or

• companies that are a target of shareholder activism.

The Adviser will continually evaluate the Fund’s portfolio and will seek investments in companies that the Adviser determines to be the best prospects for capital appreciation. A security may be sold when the Adviser has identified a more attractive security, or the security no longer meets the Adviser’s criteria. The Adviser’s analysis typically uses a "bottom up" approach that focuses on the specific attributes of each company rather than the industry or sector in which the company operates or the state of the economy in general.

The Fund may invest in companies of any market capitalization. The Fund’s investments in foreign securities will primarily be in companies in developed countries.